NET INCOME / (LOSS) PER SHARE	12 Months Ended
Feb. 28, 2021
NET INCOME / (LOSS) PER SHARE
NET INCOME / (LOSS) PER SHARE

19.         NET INCOME / (LOSS) PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Numerator:
Net income/(loss) attributable to TAL Education Group’s shareholders	$367,236	$(110,195)	$(115,990)
Eliminate the dilutive effect of interest expense of the bond payable (i)	162	—	—

Numerator used for calculation of diluted net income/(loss) per share	$367,398	$(110,195)	$(115,990)

Denominator:
Weighted average shares outstanding
Basic	189,951,643	198,184,370	203,603,391
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (ii)	9,689,955	—	—
Dilutive effect of the bond payable (i)	583,336	—	—
Denominator for diluted net income/(loss) per share	200,224,934	198,184,370	203,603,391

Net income/(loss) per common share attributable to TAL Education Group’s shareholders-basic (iii)	$1.93	$(0.56)	$(0.57)
Net income/(loss) per common share attributable to TAL Education Group’s shareholders-diluted	$1.83	$(0.56)	$(0.57)

(i)	The effect of convertible bond, including interest expense and potential converted shares, were excluded from the computation of diluted net loss per share for the years ended February 29, 2020 and February 28, 2021, as its effect would be anti-dilutive.
(ii)	For the years ended February 28, 2019, 2,559,254 non-vested shares and share options were excluded from the calculation, as their effect was anti-dilutive. For the year ended February 29, 2020 and February 28, 2021, 11,319,817 and 9,479,522 potential shares outstanding due to non-vested shares and share options were excluded from the calculation due to their anti-dilutive effect resulted from net loss reported in fiscal year 2020 and fiscal year 2021, respectively.
(iii)	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.